Loss per Share	12 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Loss per Share

Note 7. Loss per Share

	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$

Basic/Diluted loss per share (in cents)	1.25	3.79	1.66

a) Net loss used in the calculation of basic and diluted loss per share	2,854,254	8,384,465	2,927,206

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	227,579,684	221,062,229	176,393,354

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company’s options and warrants and convertible notes payable. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.